Vanguard Global ESG Select Stock Fund

Schedule of Investments (unaudited)
As of October 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (94.8%)
Brazil (1.1%)
B3 SA - Brasil Bolsa Balcao	228,100	2,030

Canada (4.6%)
BCE Inc.	116,225	4,671
Bank of Nova Scotia	94,365	3,920
		8,591
Denmark (2.5%)
Vestas Wind Systems A/S	26,884	4,612

France (5.3%)
Cie Generale des Etablissements Michelin SCA	46,979	5,074
Schneider Electric SE	40,326	4,900
		9,974
Hong Kong (2.4%)
AIA Group Ltd.	482,000	4,587

Japan (5.0%)
Recruit Holdings Co. Ltd.	136,200	5,182
Mitsubishi UFJ Financial Group Inc.	1,059,100	4,175
		9,357
Netherlands (6.0%)
Koninklijke DSM NV	30,300	4,846
ING Groep NV	505,227	3,461
Wolters Kluwer NV	35,709	2,891
		11,198
Singapore (2.9%)
DBS Group Holdings Ltd.	359,100	5,349

Spain (4.8%)
Industria de Diseno Textil SA	200,543	4,951
Iberdrola SA	349,762	4,130
		9,081
Sweden (1.6%)
Atlas Copco AB Class A	68,296	3,015

Switzerland (2.5%)
Novartis AG	61,100	4,761

Taiwan (2.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	293,000	4,433

United Kingdom (4.7%)
Diageo plc	170,536	5,511

Compass Group plc		243,313	3,331
			8,842
United States (49.0%)
Microsoft Corp.		47,115	9,539
Deere & Co.		32,587	7,362
Starbucks Corp.		78,208	6,801
Automatic Data Processing Inc.		41,684	6,584
Merck & Co. Inc.		81,195	6,107
Texas Instruments Inc.		39,919	5,772
Progressive Corp.		61,779	5,678
Visa Inc. Class A		29,192	5,305
Colgate-Palmolive Co.		63,815	5,034
Northern Trust Corp.		63,272	4,952
Home Depot Inc.		17,515	4,671
Danaher Corp.		18,058	4,145
Prologis Inc.		38,832	3,852
Accenture plc Class A		17,515	3,799
NextEra Energy Inc.		45,621	3,340
Baxter International Inc.		39,919	3,097
Ecolab Inc.		16,836	3,091
Trane Technologies plc		19,280	2,559
			91,688
Total Common Stocks (Cost $165,833)			177,518
	Coupon
Temporary Cash Investment (4.8%)
Money Market Fund (4.8%)
1 Vanguard Market Liquidity Fund (Cost
$8,966)	0.112%	89,670	8,967
Total Investments (99.6%) (Cost $174,799)			186,485
Other Assets and Liabilities—Net (0.4%)			785
Net Assets (100%)			187,270
Cost is in $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	102,309	—	—	102,309
Common Stocks—Other	—	75,209	—	75,209
Temporary Cash Investments	8,967	—	—	8,967
Total	111,276	75,209	—	186,485